Stockholders' Equity (Deficit) (Details 8) - 2017 Omnibus Incentive Plan (Performance-based grants) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number of Options
Beginning balance
Granted		135
Exercised
Expired
Forfeited		(135)
Ending balance
Weighted Average Remaining Contractual Life (Years)
Weighted Average Exercise Price
Beginning balance
Granted		3.36
Forfeited		3.36
Ending balance